Financial Instruments by Category (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	¥ 121	¥ 96
Financial Liabilities at amortised cost	188,591	157,736
Financial assets at fair value through other comprehensive income	1,274	1,247
Derivatives used for hedging	23	29
Financial assets at amortized cost	14,964	5,113
Derivatives used for hedging	70	223
Total	16,429	6,679
Total	188,614	157,765
Equity investments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,274	1,247
Total	1,274	1,247
Derivative financial assets instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives used for hedging	70	223
Total	70	223
Financial assets included in other non-current assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	180	190
Total	180	190
Trade and notes receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	1,717	1,436
Total	1,717	1,436
Financial asset at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	121	96
Total	121	96
Financial assets included in prepayments and other receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	11,711	2,825
Total	11,711	2,825
Restricted bank deposits and short-term bank deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	6	16
Total	6	16
Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	1,350	646
Total	1,350	646
Trade and bills payables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	3,877	4,040
Total	3,877	4,040
Financial liabilities included in other payables and accruals [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	22,602	21,143
Total	22,602	21,143
Obligations Under Finance Leases [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost		77,427
Total		77,427
Borrowings in financial liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	51,837	55,126
Total	51,837	55,126
Derivative financial liabilities instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives used for hedging	23	29
Total	23	¥ 29
Lease liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	110,275
Total	¥ 110,275